Quarterly Holdings Report
for
Fidelity Advisor® Value Fund
July 31, 2026
FAV-NPRT3-0926
1.804833.122
Common Stocks - 99.7%
	Shares	Value ($)
BERMUDA - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
Marex Group Ltd	42,027	2,728,393
CANADA - 3.0%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Gildan Activewear Inc	57,200	3,166,330
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Cenovus Energy Inc	76,430	2,304,595
Imperial Oil Ltd	21,406	2,775,290
TOTAL ENERGY		5,079,885
Financials - 0.2%
Capital Markets - 0.2%
Onex Corp Subordinate Voting Shares	12,313	942,809
Industrials - 0.7%
Ground Transportation - 0.3%
TFI International Inc	9,750	1,317,225
Machinery - 0.4%
ATS Corp (a)	58,436	1,594,449
TOTAL INDUSTRIALS		2,911,674
TOTAL CANADA		12,100,698
FRANCE - 0.7%
Communication Services - 0.3%
Media - 0.3%
JCDecaux SE	41,553	1,084,837
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vallourec SACA (a)	71,636	1,727,222
TOTAL FRANCE		2,812,059
GERMANY - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)	7,391	669,476
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
Prudential PLC	97,855	1,470,619
ISRAEL - 0.6%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (a)	41,365	1,448,189
Information Technology - 0.2%
IT Services - 0.2%
Wix.com Ltd (a)(b)	19,411	1,068,187
TOTAL ISRAEL		2,516,376
ITALY - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	31,500	852,893
LUXEMBOURG - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
ArcelorMittal SA depository receipt	28,600	2,006,004
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TGS ASA	80,647	1,084,086
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	76,392	1,734,909
PUERTO RICO - 0.5%
Financials - 0.5%
Banks - 0.5%
Popular Inc	10,803	1,892,794
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (d)(e)	28,016	870,291
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Garrett Motion Inc	31,869	992,719
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Subsea 7 SA	37,309	1,253,409
UNITED STATES - 91.5%
Communication Services - 1.0%
Media - 1.0%
Nexstar Media Group Inc	16,445	3,133,266
Omnicom Group Inc (b)	16,500	1,298,549
TOTAL COMMUNICATION SERVICES		4,431,815
Consumer Discretionary - 9.0%
Automobile Components - 0.8%
Aptiv PLC (a)	29,500	1,665,865
Patrick Industries Inc	16,823	1,388,739
		3,054,604
Distributors - 0.9%
Genuine Parts Co	28,500	3,544,545
Diversified Consumer Services - 1.3%
Bright Horizons Family Solutions Inc (a)	27,600	2,057,304
Driven Brands Holdings Inc (a)	209,083	2,983,614
		5,040,918
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings Inc	10,800	2,083,321
Carnival Corp Ltd	123,724	3,440,765
Churchill Downs Inc	21,900	1,846,170
Hilton Grand Vacations Inc (a)	32,181	1,484,831
		8,855,087
Household Durables - 1.0%
Leggett & Platt Inc	105,900	1,037,820
Mohawk Industries Inc (a)	16,449	2,024,872
Somnigroup International Inc	15,040	982,563
		4,045,255
Leisure Products - 1.0%
BRP Inc Subordinate Voting Shares	20,012	1,236,537
Brunswick Corp/DE	20,515	1,620,685
Mattel Inc (a)	67,800	1,023,102
		3,880,324
Specialty Retail - 1.7%
Bath & Body Works Inc	106,772	2,148,253
Lithia Motors Inc	8,455	3,258,726
Upbound Group Inc	68,012	1,318,752
		6,725,731
Textiles, Apparel & Luxury Goods - 0.1%
Samsonite Group SA (d)(e)	487,360	878,098
TOTAL CONSUMER DISCRETIONARY		36,024,562
Consumer Staples - 3.6%
Beverages - 1.4%
Keurig Dr Pepper Inc	104,046	3,237,912
Primo Brands Corp Class A	83,682	1,899,581
		5,137,493
Consumer Staples Distribution & Retail - 0.9%
Performance Food Group Co (a)	23,676	2,708,298
Sprouts Farmers Market Inc (a)	10,826	943,594
		3,651,892
Food Products - 0.6%
Darling Ingredients Inc (a)	42,897	2,601,274
Household Products - 0.7%
Kimberly-Clark Corp (b)	26,700	2,918,577
TOTAL CONSUMER STAPLES		14,309,236
Energy - 4.6%
Energy Equipment & Services - 1.8%
Baker Hughes Co Class A	22,200	1,342,878
Expro Ltd (b)	105,581	1,684,017
Noble Corp PLC (b)	43,272	1,834,733
Weatherford International PLC	26,127	2,293,689
		7,155,317
Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy Inc	7,800	2,055,846
Delek US Holdings Inc	28,783	1,953,502
Marathon Petroleum Corp	4,700	1,487,409
Sunococorp LLC	34,745	2,655,908
Targa Resources Corp	11,246	3,040,581
		11,193,246
TOTAL ENERGY		18,348,563
Financials - 16.4%
Banks - 1.9%
East West Bancorp Inc	12,474	1,634,094
First Citizens BancShares Inc/NC Class A	702	1,535,028
First Citizens BancShares Inc/NC Class A (c)	189	413,277
Pinnacle Financial Partners Inc	27,538	2,897,824
Western Alliance Bancorp	14,358	1,155,675
		7,635,898
Capital Markets - 2.8%
Ares Management Corp Class A	15,100	1,934,159
BGC Group Inc Class A	133,610	1,539,187
Charles Schwab Corp/The	19,500	2,052,180
LPL Financial Holdings Inc	9,991	3,533,817
Raymond James Financial Inc	13,198	2,322,584
		11,381,927
Consumer Finance - 2.6%
Capital One Financial Corp	10,237	2,139,635
Credit Acceptance Corp (a)(b)	3,125	1,777,844
Enova International Inc (a)	1,100	279,553
EZCORP Inc Class A (a)	54,636	1,626,514
OneMain Holdings Inc	30,924	1,935,224
PROG Holdings Inc	17,852	785,845
SLM Corp	66,096	1,718,166
		10,262,781
Financial Services - 5.1%
Apollo Global Management Inc	30,226	3,796,084
Corebridge Financial Inc	66,200	2,064,778
Corpay Inc (a)	8,781	3,355,308
Fiserv Inc (a)	47,354	2,554,275
Global Payments Inc	25,362	2,132,437
Remitly Global Inc (a)	82,705	1,883,193
Shift4 Payments Inc Class A (a)(b)	48,500	2,570,500
WEX Inc (a)	12,068	2,256,233
		20,612,808
Insurance - 4.0%
Arthur J Gallagher & Co	10,875	2,712,443
First American Financial Corp	29,752	2,231,102
Globe Life Inc	8,669	1,579,925
Primerica Inc	8,491	2,716,780
Reinsurance Group of America Inc	18,131	4,294,328
Ryan Specialty Holdings Inc Class A (b)	56,300	2,486,208
		16,020,786
TOTAL FINANCIALS		65,914,200
Health Care - 13.5%
Biotechnology - 0.2%
Moderna Inc (a)	18,125	993,613
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp (a)	23,300	1,088,809
GE HealthCare Technologies Inc	52,735	3,587,035
Lantheus Holdings Inc (a)	16,273	1,621,442
QuidelOrtho Corp (a)	145,724	2,443,791
Solventum Corp (a)	35,784	3,057,385
		11,798,462
Health Care Providers & Services - 5.6%
Acadia Healthcare Co Inc (a)(b)	78,935	2,338,055
AdaptHealth Corp (a)	186,574	2,014,999
Cencora Inc	5,900	1,836,906
Cigna Group/The	8,802	2,456,198
CVS Health Corp	16,699	1,743,877
Humana Inc	7,600	2,765,336
LifeStance Health Group Inc (a)	176,529	1,850,024
Molina Healthcare Inc (a)	8,416	1,646,337
PACS Group Inc (a)	68,006	3,128,956
Tenet Healthcare Corp (a)	9,600	2,445,888
		22,226,576
Health Care Technology - 0.7%
Waystar Holding Corp (a)	133,485	2,817,868
Life Sciences Tools & Services - 3.1%
Bio-Rad Laboratories Inc Class A (a)	5,100	1,659,948
Charles River Laboratories International Inc (a)	10,200	2,371,602
Fortrea Holdings Inc (a)	86,335	1,655,042
ICON PLC (a)	14,970	2,448,568
IQVIA Holdings Inc (a)	9,943	2,336,804
Sotera Health Co (a)	117,100	2,091,406
		12,563,370
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	8,012	2,025,914
Viatris Inc	103,535	1,818,075
		3,843,989
TOTAL HEALTH CARE		54,243,878
Industrials - 23.1%
Aerospace & Defense - 0.8%
Textron Inc	36,122	3,079,762
Air Freight & Logistics - 1.6%
FedEx Corp	4,571	1,405,125
Forward Air Corp Class Common Stock (a)	53,288	748,696
GXO Logistics Inc (a)	38,975	1,954,986
United Parcel Service Inc Class B	21,551	2,246,046
		6,354,853
Building Products - 3.4%
Allegion plc	16,700	2,628,580
Griffon Corp	16,600	1,430,421
Hayward Holdings Inc (a)	187,700	2,839,901
Masterbrand Inc (a)(b)	232,666	1,919,495
Resideo Technologies Inc (a)	81,909	2,809,479
UFP Industries Inc	23,032	1,997,796
		13,625,672
Commercial Services & Supplies - 3.2%
Brink's Co/The	23,383	2,769,716
Clean Harbors Inc (a)	4,659	1,457,708
Copart Inc (a)	57,200	1,665,664
HNI Corp (b)	76,443	3,440,699
Onterris Inc (a)(b)	58,900	1,236,311
Vestis Corp (a)	159,060	2,300,008
		12,870,106
Construction & Engineering - 1.9%
AECOM	49,535	3,585,839
Centuri Holdings Inc (a)	71,496	1,990,448
WillScot Holdings Corp	92,892	2,255,418
		7,831,705
Electrical Equipment - 1.0%
Acuity Inc	7,430	2,439,938
Regal Rexnord Corp	8,241	1,691,300
		4,131,238
Ground Transportation - 0.6%
U-Haul Holding Co Class N	40,527	2,536,180
Machinery - 4.0%
Allison Transmission Holdings Inc	23,229	2,660,650
Gates Industrial Corp Ltd	77,756	2,175,613
JBT Marel Corp	9,300	1,287,771
Middleby Corp/The (a)	9,800	1,309,084
Mueller Industries Inc	34,892	2,317,178
Oshkosh Corp	16,159	2,301,203
Otis Worldwide Corp	17,100	1,230,345
Pentair PLC	3,600	235,583
Terex Corp	38,227	2,402,185
		15,919,612
Marine Transportation - 0.4%
Matson Inc	9,230	1,869,905
Passenger Airlines - 1.0%
Delta Air Lines Inc	44,563	3,896,589
Professional Services - 4.1%
Amentum Holdings Inc (a)	100,596	2,233,231
Concentrix Corp (b)	48,885	1,202,571
ExlService Holdings Inc (a)	70,500	2,392,065
First Advantage Corp (a)(b)	85,083	1,688,047
KBR Inc	90,244	3,303,833
SS&C Technologies Holdings Inc	43,658	3,363,849
TransUnion	26,700	2,099,154
		16,282,750
Trading Companies & Distributors - 1.1%
Herc Holdings Inc	20,345	3,054,598
McGrath RentCorp	11,944	1,375,352
		4,429,950
TOTAL INDUSTRIALS		92,828,322
Information Technology - 6.9%
Electronic Equipment, Instruments & Components - 2.1%
Arrow Electronics Inc (a)	9,894	2,142,744
Avnet Inc	24,295	2,158,368
Sanmina Corp (a)	11,206	2,079,385
TD SYNNEX Corp	7,371	1,884,764
		8,265,261
IT Services - 0.5%
EPAM Systems Inc (a)(b)	4,800	506,688
GoDaddy Inc Class A (a)	19,072	1,578,017
		2,084,705
Semiconductors & Semiconductor Equipment - 0.8%
Axcelis Technologies Inc (a)	10,500	1,368,990
First Solar Inc (a)	9,382	1,979,883
		3,348,873
Software - 1.3%
Gen Digital Inc	107,543	2,952,055
Intuit Inc	6,000	1,896,420
Octave Intelligence PLC Class B	11,625	212,040
		5,060,515
Technology Hardware, Storage & Peripherals - 2.2%
Western Digital Corp	16,420	8,946,274
TOTAL INFORMATION TECHNOLOGY		27,705,628
Materials - 2.6%
Chemicals - 1.7%
Corteva Inc	37,693	2,966,816
Mosaic Co/The	58,200	1,287,384
Scotts Miracle-Gro Co/The	36,332	2,386,286
		6,640,486
Construction Materials - 0.6%
James Hardie Industries PLC (a)	98,882	2,599,608
Containers & Packaging - 0.3%
Sonoco Products Co (b)	18,100	1,020,116
TOTAL MATERIALS		10,260,210
Real Estate - 5.2%
Health Care REITs - 1.1%
Welltower Inc	19,040	4,463,737
Real Estate Management & Development - 1.7%
Compass Inc Class A (a)	253,466	2,886,978
Jones Lang LaSalle Inc (a)	11,193	3,973,851
		6,860,829
Retail REITs - 0.8%
Macerich Co/The	123,834	3,199,870
Specialized REITs - 1.6%
Equinix Inc	2,158	2,199,606
Iron Mountain Inc	33,148	4,054,664
		6,254,270
TOTAL REAL ESTATE		20,778,706
Utilities - 5.6%
Electric Utilities - 3.6%
Constellation Energy Corp	8,764	2,302,741
NRG Energy Inc	22,000	2,954,380
PG&E Corp	249,347	4,333,651
Xcel Energy Inc	59,700	4,668,540
		14,259,312
Gas Utilities - 0.8%
UGI Corp	92,483	3,340,486
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	16,013	2,372,966
Multi-Utilities - 0.6%
Sempra	28,601	2,532,619
TOTAL UTILITIES		22,505,383
TOTAL UNITED STATES		367,350,503
TOTAL COMMON STOCKS (Cost $321,719,075)		400,335,229

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	1,677,540	1,677,876
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	9,782,291	9,783,269
TOTAL MONEY MARKET FUNDS (Cost $11,461,063)			11,461,145

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $333,180,138)	411,796,374
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(10,122,183)
NET ASSETS - 100.0%	401,674,191

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $413,277 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,748,389 or 0.4% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,748,389 or 0.4% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $7,451,838.
Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
First Citizens BancShares Inc/NC Class A	11/13/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	2,734,917	77,349,300	78,406,092	89,760	(317)	68	1,677,876	1,677,540
Fidelity Securities Lending Cash Central Fund	13,612,138	86,103,461	89,932,392	58,620	62	-	9,783,269	9,782,291
	16,347,055	163,452,761	168,338,484	148,380	(255)	68	11,461,145

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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